Note 6 - Investments in Equity Method Investees (Details) - Equity Method Investees and Respective Ownership Percentages - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Equity method investment	¥ 2,560,557	¥ 2,085,689
Multifeed [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	33.00%	33.00%
Equity method investment	¥ 1,354,932	¥ 1,244,512
I-Revo [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	30.00%	30.00%
Equity method investment	¥ 676,732	¥ 529,142
Trinity [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	33.75%	33.75%
Equity method investment	¥ 101,618	¥ 88,804
Stratosphere [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	50.00%	50.00%
Equity method investment		¥ 32,451
Appiaries [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	49.00%	49.00%
Equity method investment	¥ 106,196	¥ 190,780
e-Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	35.21%
Equity method investment	¥ 32,839
BIZNET [Member]
Schedule of Equity Method Investments [Line Items]
Equity method percentage	40.00%
Equity method investment	¥ 288,240